Document and Entity Information	Aug. 11, 2015
Prospectus:
Document Type	497
Document Period End Date	Aug. 11, 2015
Registrant Name	MFS SERIES TRUST I
Central Index Key	0000798244
Amendment Flag	false
Document Creation Date	Aug. 11, 2015
Document Effective Date	Aug. 11, 2015
Prospectus Date	Dec. 29, 2014
MFS® Low Volatility Global Equity Fund | A
Prospectus:
Trading Symbol	MVGAX
MFS® Low Volatility Global Equity Fund | B
Prospectus:
Trading Symbol	MVGBX
MFS® Low Volatility Global Equity Fund | C
Prospectus:
Trading Symbol	MVGCX
MFS® Low Volatility Global Equity Fund | I
Prospectus:
Trading Symbol	MVGIX
MFS® Low Volatility Global Equity Fund | R1
Prospectus:
Trading Symbol	MVGJX
MFS® Low Volatility Global Equity Fund | R2
Prospectus:
Trading Symbol	MVGKX
MFS® Low Volatility Global Equity Fund | R3
Prospectus:
Trading Symbol	MVGLX
MFS® Low Volatility Global Equity Fund | R4
Prospectus:
Trading Symbol	MVGMX
MFS® Low Volatility Global Equity Fund | R5
Prospectus:
Trading Symbol	MVGNX